Income Taxes - Components of Net Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Inventories	$ 237	$ 181
Warranty and campaigns	218	181
Allowance for credit losses	228	211
Marketing and sales incentive programs	405	358
Other risk and future charges reserve	179	153
Pension, postretirement and post-employment benefits	587	539
Research and development costs	440	348
Other reserves	444	397
Tax loss carry forwards	647	759
Less: Valuation allowances	(1,432)	(1,290)
Total deferred tax assets	1,953	1,837
Deferred tax liabilities:
Property, plant and equipment	138	143
Inventories	134	104
Measurement of derivative financial instruments	57
Other	330	271
Total deferred tax liabilities	659	518
Net deferred tax assets	$ 1,294	$ 1,319